Cover	Dec. 07, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 07, 2021
Entity Registrant Name	Proterra Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39546
Entity Tax Identification Number	98-1551379
Entity Address, Address Line One	1815 Rollins Road
Entity Address, City or Town	Burlingame
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94010
City Area Code	864
Local Phone Number	438-0000
Entity Information, Former Legal or Registered Name
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PTRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001820630
Amendment Flag	false